Credit Facilities and Commercial Paper (Details) $ in Millions			12 Months Ended
	Dec. 18, 2015	Feb. 02, 2015 USD ($)	Dec. 31, 2016 USD ($)		May 24, 2017 USD ($)	Feb. 20, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 23, 2015 USD ($)	Aug. 26, 2015 USD ($)
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding			$ 93				$ 499
Williams Companies, Inc. [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 1,500	1,500
Credit facility, loans outstanding			775				650
Additional amount by which credit facility can be increased		$ 500
Maximum ratio of debt to EBITDA		5
Maximum ratio of debt to EBITDA after acquisition		5.5
Williams Companies, Inc. [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, loans outstanding					$ 175	$ 235
Williams Companies, Inc. [Member] | Swingline Loan [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 50
Williams Companies, Inc. [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		675
Williams Companies, Inc. [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding			13
Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		3,500	3,500	[1]
Credit facility, loans outstanding			0	[1]			1,310
Additional amount by which credit facility can be increased		500
Williams Partners L.P. [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, loans outstanding						$ 0
Williams Partners L.P. [Member] | Rate addition to federal funds effective rate [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate	0.50%
Williams Partners L.P. [Member] | Rate addition to London interbank offered rate (LIBOR) [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate	1.00%
Williams Partners L.P. [Member] | Swingline Loan [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		150
Williams Partners L.P. [Member] | Commercial paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		3,000
Commercial paper, outstanding			$ 93				$ 499
Commercial paper, weighted average interest rate			1.06%				0.92%
Commercial paper, maximum maturity			397 days
Williams Partners L.P. [Member] | Commercial paper [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding					$ 0
Williams Partners L.P. [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		1,125
Williams Partners L.P. [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding			$ 1
Williams Partners L.P. [Member] | Short-term facility [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity								$ 150	$ 1,000
Transcontinental Gas Pipe Line Company, LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		500
Maximum ratio of debt to capitalization	65.00%
Northwest Pipeline LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 500
Maximum ratio of debt to capitalization	65.00%
Acquisition [Member] | Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.5
Mar 2017 & Subsequent Quarters [Member] | Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.00
Sep & Dec 2016 [Member] | Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.50
Dec 2015, Mar & Jun 2016 [Member] | Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.75
Variable Interest Term Loan due 2018 [Member] | Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Debt Instrument, Face Amount								$ 850

[1]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.